Income Taxes - Summary of Expense for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Canada					$ 0	$ 0	$ 0
Other countries					34
Total	$ 447	$ 63	$ 207	$ 63	34
Deferred:
Canada					0	$ 0	$ 0
U.S.					(4,485)
Total	$ (2,642)		$ (6,419)		$ (4,485)